Average Annual Total Returns{- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - Retail PRO-07 - Fidelity® Growth Company Fund	Fidelity Growth Company Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Growth Company Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Growth Company Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	22.67%	30.01%	23.00%	19.88%	28.03%	21.42%	15.45%	24.58%	19.44%	25.85%	24.56%	19.39%